Cover	Apr. 15, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 15, 2025
Entity File Number	001-14217
Entity Registrant Name	ENGlobal Corporation
Entity Central Index Key	0000933738
Entity Tax Identification Number	88-0322261
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	11740 Katy Fwy – Energy Tower III
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77079
City Area Code	281
Local Phone Number	878-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false